Accrued Expenses and Other Current Liabilities	12 Months Ended
Jun. 30, 2026
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

12. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of June 30,
	2026	2025
	USD	USD

Other taxes payable	490,289	463,252
Accrued payroll and employee benefits	67,772	59,950
Payable to a third party	-	402,661
Deposits	-	5,485
Others	27,649	20,855
Total accrued expenses and other current liabilities	585,710	952,203